Consolidated Statement of Stockholders' Equity (USD $)	Preferred Stock [Member]	Common Stock [Member]	Common Stock Warrants [Member]	Additional Paid-in Capital [Member]	Unearned ESOP Shares [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Beginning balance at Dec. 31, 2010	$ 16,150,350	$ 677,980	$ 1,377,811	$ 58,505,046	$ (432,930)	$ (61,827,409)	$ 35,746,914	$ 1,843,004	$ 52,040,766
Net income (loss)							3,835,639		3,835,639
Change in unrealized gain (loss) on available-for-sale securities, net of income taxes								(1,051,719)	(1,051,719)
Preferred stock discount accretion	275,562						(275,562)
Preferred stock dividends							(850,000)		(850,000)
Stock award plans				(70,169)		256,823			186,654
Release of ESOP shares				(101,263)	228,000				126,737
Treasury stock purchased						(53,230)			(53,230)
Beginning balance at Dec. 31, 2011	16,425,912	677,980	1,377,811	58,333,614	(204,930)	(61,623,816)	38,456,991	791,285	54,234,847
Net income (loss)							1,943,859		1,943,859
Change in unrealized gain (loss) on available-for-sale securities, net of income taxes								9,541	9,541
Preferred stock redeemed	(5,000,000)								(5,000,000)
Preferred stock discount accretion	363,364						(363,364)
Preferred stock dividends							(713,194)		(713,194)
Stock award plans				(27,191)		280,208			253,017
Stock options exercised		200		12,188					12,388
Release of ESOP shares				(51,082)	204,930				153,848
Treasury stock purchased						(25,736)			(25,736)
Beginning balance at Dec. 31, 2012	11,789,276	678,180	1,377,811	58,267,529		(61,369,344)	39,324,292	800,826	50,868,570
Net income (loss)							5,239,707		5,239,707
Change in unrealized gain (loss) on available-for-sale securities, net of income taxes								(3,307,074)	(3,307,074)
Preferred stock discount accretion	194,514						(194,514)
Preferred stock dividends							(600,000)		(600,000)
Common stock warrants repurchased			(1,377,811)	(625,439)					(2,003,250)
Stock award plans				3,713		250,795			254,508
Stock options exercised		180		9,228					9,408
Treasury stock purchased						(106,636)			(106,636)
Beginning balance at Dec. 31, 2013	$ 11,983,790	$ 678,360		$ 57,655,031		$ (61,225,185)	$ 43,769,485	$ (2,506,248)	$ 50,355,233